Leases	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Leases

(7) Leases

(a)	Lessor

The Company’s lease rental income for the year ended December 31, 2019 were as follows:

	Owned	Managed	Total
Lease rental income - operating leases	$470,722	$96,989	$567,711
Interest income on net investment in direct financing and sales-type leases	15,356	—	15,356
Interest income on container leaseback financing receivable	10,313	—	10,313
Variable lease revenue	21,468	4,912	26,380
Total lease rental income	$517,859	$101,901	$619,760

For direct financing and sales-type leases, the net selling (loss) gain recognized at lease commencement, representing the difference between the estimated fair value of containers placed on these leases and their net book value, in the amount of $(1,027) and $802 for the years ended December 31, 2019 and 2018, respectively, are included in “gain on sale of owned fleet containers, net” in the consolidated statements of comprehensive income.

Operating Leases

The following is a schedule, by year, of future minimum lease payments receivable under the long-term leases for the owned and managed container fleet as of December 31, 2019:

	Owned	Managed	Total
Year ending December 31:
2020	$294,320	$31,490	$325,810
2021	216,480	17,913	234,393
2022	169,623	6,955	176,578
2023	133,225	5,194	138,419
2024 and thereafter	245,960	14,778	260,738
Total future minimum lease payments receivable	$1,059,608	$76,330	$1,135,938

See Note 1 (e) “Accounting Policies and Recent Accounting Pronouncements – Revenue Recognition” and Note 5 “Managed Container Fleet” for further information.

Container Leaseback Financing Receivable

During 2019, the Company purchased containers for $281,445 and leased back the containers to the seller-lessees through a sales-type leaseback arrangement. Under the provisions of Topic 842, these transactions from an accounting perspective are accounted for as financing transactions. The Company recorded a financing receivable from these transactions amounting to $271,658 as of December 31, 2019, which was reported as “container leaseback financing receivable” in the consolidated balance sheets.

The Company maintains allowances, if necessary, for doubtful accounts and estimated losses resulting from the inability of its lessees to make required payments under the container leaseback financing receivable (see Note 1 (e) “Accounting Policies and Recent Accounting Pronouncements – Revenue Recognition” for further information). As of December 31, 2019, an allowance for doubtful accounts related to billed amounts was not required on its container leaseback financing receivable and the Company does not have an allowance on its future minimum lease payment receivable under the its container leaseback financing receivable.

The following is a schedule, by year, of future minimum payments receivable under the container leaseback financing receivable as of December 31, 2019:

Twelve months ending December 31:
2020	$36,121
2021	36,022
2022	36,022
2023	36,022
2024 and thereafter	198,027
Total future minimum payments receivable	342,214
Add: residual value of containers	35,703
Less: unearned income	(106,259)
Container leaseback financing receivable (1)	$271,658
Amounts due within one year	20,547
Amounts due beyond one year	251,111
Container leaseback financing receivable	$271,658

(1) As of December 31, 2019, two customers represented 82.9% and 17.1% of the Company’s container leaseback financing receivable portfolio.

The following table represents the components of the net investment in direct financing and sales-type leases as of December 31, 2019 and 2018:

	2019	2018
Future minimum lease payments receivable	$385,589	$196,041
Residual value of containers	11,143	11,393
Less unearned income	(101,429)	(40,374)
Net investment in direct financing and sales-type leases	$295,303	$167,060
Amounts due within one year	$40,940	$39,270
Amounts due beyond one year	254,363	127,790
Net investment in direct financing and sales-type leases (1)	$295,303	$167,060

(1) As of December 31, 2019, two major customers represented 44.3% and 16.1% of the Company’s direct financing and sales-type leases portfolio. As of December 31, 2018, three major customers represented 20.6%, 17.0% and 11.3% of the Company’s direct financing and sales-type leases portfolio. No other customer represented more than 10% of the Company’s direct financing and sales-type leases portfolio as of December 31, 2019 and 2018.

The Company maintains allowances, if necessary, for doubtful accounts and estimated losses resulting from the inability of its lessees to make required payments under direct financing and sales-type leases (see Note 1 (e) “Accounting Policies and Recent Accounting Pronouncements – Revenue Recognition” for further information). The allowance for doubtful accounts related to billed amounts under direct financing and sales-type leases and included in accounts receivable, net, during the years ended December 31, 2019 and 2018 amounted to $675 and $702, respectively. As of December 31, 2019 and 2018, the Company does not have an allowance on its future minimum lease payment receivable under its direct financing and sale-type leases.

The following is a schedule by year of future minimum lease payments receivable under these direct financing and sales-type leases as of December 31, 2019:

Year ending December 31:
2020	$59,075
2021	62,136
2022	38,680
2023	32,959
2024 and thereafter	192,739
Total future minimum lease payments receivable	$385,589

(b)	Lessee

The Company has entered into several operating leases for office space. Operating ROU lease assets and obligations are recognized at the commencement date based on the present value of lease payments over the lease term. The Company’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. The Company does not recognize a related ROU asset and lease liability for short-term leases having a lease term of twelve months or less (see Note 1 (v) “Accounting Policies and Recent Accounting Pronouncements – Leases”).

As of December 31, 2019, operating leases included in ROU lease assets amounted to $11,276, which was reported in “other assets” in the consolidated balance sheets. As of December 31, 2019, total lease liabilities amounted to $13,736, of which amounts due within one year of $1,706 were reported in “other liabilities – current.” Long-term lease obligations that are due beyond one year of $12,030 were reported in “other liabilities – non-current” in the consolidated balance sheets. Certain leases provide for increases in future minimum annual rental payments as defined in the lease agreements. Lease expense for lease payments is recognized on a straight-line basis over the lease term and is reported in “general and administrative expense” in the consolidated statements of comprehensive income.

Rent expense amounted to $2,233, $2,049 and $3,432 during 2019, 2018 and 2017, respectively. Other information related to the Company's operating leases are as follows:

2019
Operating lease cost	$2,095
Short-term and variable lease cost	138
Total rent expense	$2,233

Cash paid for amounts included in the measurement of lease liabilities	$2,098

2019
Weighted-average remaining lease term	5.4 years
Weighted-average discount rate	4.17%

Future minimum lease payment obligations under the Company’s noncancelable operating leases at December 31, 2019 were as follows:

Operating leasing
Year ending December 31:
2020	$2,232
2021	2,200
2022	2,039
2023	2,103
2024 and thereafter	7,392
Total lease payments	15,966
Less imputed interest	(2,230)
Total operating lease liabilities	$13,736